Restructuring - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2019
2023 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	$ 100.0
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	180.0	$ 180.0
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Pre-tax restructuring charges	$ 370.0		$ 370.0